Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Total Obligations Under Shipbuilding Contracts	Period Amount Year 1 $ 4,600 Year 2 9,200 Year 3 59,800 Total $ 73,600
Schedule of Fixed Non Cancelable Time Charter Contracts	Period Amount Year 1 $ 112,145 Year 2 11,726 Total $ 123,871